Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Leases
Total rent expense for the years ended December 31, 2020 and 2019, was $2.1 million and $1.5 million, respectively.
In January 2020, the Company entered into a
63-month
noncancelable lease for 302,880 square feet of warehouse space in New Albany, Ohio. The lease commenced on June 1, 2020. Total minimum lease payments are $7.9 million, net of rent abatement for an initial three-month period and with annual escalation of 2.5%. The Company has the option to extend the lease term for a period of five
years.

Future minimum lease commitments subsequent to December 31, 2020 are as follows (in thousands):

2021	$1,521
2022	1,559
2023	1,598
2024	1,638
2025	1,114

Total	$7,430

In July 2020, the Company ceased use of its headquarters office facility. In October 2020, the Company and the landlord agreed on a $1.4 million lease termination payment, which was settled by forfeiting security deposit of $0.7 million and cash payment of $0.7 million. This amount was recorded within selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss in accordance with ASC 420,
Exit or Disposal Cost Obligations
.
Purchase Obligations
As of December 31, 2020, the Company had contractual obligations to make $0.8 million in purchases related to cloud-based software contracts used in operations.
Legal Proceedings
From time to time, the Company is a party to various litigation, claims and other legal and administrative proceedings arising in the ordinary course of business. Some of these claims, lawsuits, and other proceedings may involve highly complex issues that are subject to substantial uncertainties, and could result in damages, fines, penalties, nonmonetary sanctions, or relief. Management is not currently aware of any matters that are reasonably likely to have a material adverse impact on the Company’s consolidated business, financial position, results of operations, or cash flows.